Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014
C000018171
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 12,446	$ 12,289	$ 12,122	$ 11,839	$ 11,747	$ 11,538	$ 11,879	$ 11,758	$ 11,915	$ 11,918	$ 11,430	$ 10,857	$ 11,109	$ 11,477	$ 11,578	$ 11,582	$ 11,608	$ 11,746	$ 11,662	$ 11,342	$ 11,665	$ 11,231	$ 11,300	$ 10,817	$ 10,969	$ 11,490	$ 11,773	$ 11,453	$ 11,739	$ 11,692	$ 12,180	$ 12,454	$ 12,621	$ 12,873	$ 12,839	$ 12,869	$ 12,910	$ 13,010	$ 13,002	$ 12,902	$ 12,801	$ 12,764	$ 12,655	$ 12,796	$ 12,978	$ 13,059	$ 12,992	$ 12,761	$ 12,810	$ 12,822	$ 12,870	$ 12,614	$ 12,472	$ 12,298	$ 11,985	$ 12,242	$ 12,058	$ 11,804	$ 11,791	$ 11,793	$ 11,766	$ 11,848	$ 11,588	$ 11,541	$ 11,408	$ 11,231	$ 11,209	$ 11,034	$ 11,013	$ 10,834	$ 10,699	$ 10,679	$ 10,828	$ 10,852	$ 10,832	$ 10,773	$ 10,776	$ 10,778	$ 10,822	$ 10,755	$ 10,868	$ 10,909	$ 10,858	$ 10,841	$ 10,830	$ 10,834	$ 10,743	$ 10,686	$ 10,687	$ 10,629	$ 10,564	$ 10,535	$ 10,432	$ 10,368	$ 10,324	$ 10,569	$ 10,607	$ 10,628	$ 10,544	$ 10,373	$ 10,165	$ 10,190	$ 10,030	$ 9,737	$ 9,650	$ 9,645	$ 9,801	$ 9,883	$ 9,711	$ 9,844	$ 9,968	$ 9,968	$ 10,114	$ 10,139	$ 10,115	$ 10,175	$ 10,207	$ 10,039	$ 10,111	$ 10,099	$ 10,000
C000018168
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with load
Account Value	$ 11,619	11,473	11,318	11,054	10,969	10,784	11,098	10,996	11,137	11,152	10,693	10,164	10,395	10,735	10,842	10,838	10,875	10,998	10,921	10,630	10,929	10,530	10,588	10,143	10,288	10,784	11,045	10,753	11,018	10,975	11,440	11,702	11,854	12,095	12,065	12,097	12,138	12,236	12,231	12,138	12,045	12,012	11,920	12,057	12,223	12,302	12,241	12,033	12,073	12,087	12,144	11,895	11,762	11,607	11,312	11,559	11,386	11,155	11,137	11,140	11,118	11,198	10,952	10,910	10,793	10,627	10,608	10,444	10,426	10,257	10,130	10,114	10,258	10,283	10,266	10,212	10,217	10,221	10,265	10,203	10,313	10,346	10,308	10,294	10,285	10,292	10,207	10,155	10,158	10,104	10,044	10,026	9,921	9,862	9,829	10,060	10,098	10,121	10,041	9,887	9,690	9,716	9,564	9,285	9,203	9,200	9,352	9,430	9,272	9,400	9,514	9,515	9,666	9,692	9,670	9,731	9,763	9,603	9,675	9,665	9,572
C000018170
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,436	11,293	11,140	10,880	10,797	10,614	10,924	10,823	10,962	10,976	10,525	10,004	10,231	10,566	10,672	10,668	10,704	10,825	10,749	10,463	10,757	10,364	10,422	9,983	10,126	10,620	10,885	10,595	10,873	10,838	11,294	11,570	11,727	11,972	11,950	11,990	12,038	12,134	12,137	12,062	11,977	11,953	11,861	12,004	12,176	12,271	12,220	12,011	12,067	12,080	12,144	11,914	11,780	11,632	11,352	11,598	11,431	11,205	11,204	11,214	11,191	11,278	11,037	11,002	10,891	10,729	10,718	10,558	10,546	10,381	10,269	10,258	10,403	10,435	10,424	10,376	10,388	10,399	10,451	10,394	10,512	10,561	10,521	10,514	10,511	10,524	10,444	10,397	10,406	10,359	10,304	10,292	10,190	10,135	10,109	10,353	10,399	10,422	10,354	10,194	9,996	10,029	9,885	9,603	9,524	9,526	9,692	9,777	9,614	9,754	9,887	9,894	10,050	10,083	10,066	10,135	10,174	10,013	10,096	10,092	10,000
C000125481
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 12,558	12,399	12,229	11,943	11,850	11,637	11,980	11,857	12,015	12,017	11,524	10,946	11,199	11,559	11,670	11,662	11,698	11,836	11,751	11,427	11,752	11,314	11,373	10,886	11,047	11,571	11,855	11,532	11,809	11,761	12,260	12,535	12,691	12,954	12,918	12,948	12,987	13,078	13,079	12,976	12,874	12,836	12,726	12,867	13,049	13,129	13,060	12,828	12,877	12,887	12,935	12,678	12,525	12,358	12,044	12,300	12,115	11,859	11,845	11,846	11,818	11,899	11,629	11,590	11,455	11,277	11,254	11,078	11,056	10,875	10,739	10,718	10,858	10,882	10,861	10,800	10,803	10,812	10,856	10,788	10,899	10,932	10,880	10,863	10,850	10,862	10,771	10,713	10,713	10,654	10,580	10,558	10,454	10,381	10,344	10,581	10,625	10,638	10,553	10,389	10,180	10,204	10,043	9,742	9,654	9,648	9,811	9,890	9,718	9,843	9,967	9,965	10,119	10,143	10,118	10,178	10,209	10,033	10,104	10,092	10,000
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	11,846	11,678	11,411	11,304	11,116	11,404	11,300	11,462	11,493	11,069	10,590	10,760	11,040	11,111	11,119	11,159	11,282	11,214	10,936	11,226	10,891	10,940	10,552	10,691	11,174	11,498	11,224	11,403	11,330	11,777	12,114	12,250	12,520	12,552	12,515	12,518	12,628	12,652	12,512	12,425	12,384	12,287	12,443	12,625	12,716	12,698	12,575	12,632	12,638	12,741	12,554	12,475	12,417	12,200	12,273	12,056	11,828	11,836	11,842	11,807	11,870	11,570	11,545	11,402	11,203	11,200	10,989	10,995	10,880	10,683	10,620	10,705	10,774	10,705	10,703	10,716	10,640	10,720	10,651	10,753	10,879	10,829	10,843	10,836	10,888	10,792	10,745	10,756	10,674	10,592	10,598	10,527	10,506	10,492	10,746	10,829	10,835	10,847	10,779	10,589	10,586	10,546	10,450	10,376	10,235	10,269	10,296	10,294	10,225	10,240	10,169	10,281	10,306	10,343	10,295	10,393	10,179	10,170	10,098	10,000
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	11,846	11,678	11,411	11,304	11,116	11,404	11,300	11,462	11,493	11,069	10,590	10,760	11,040	11,111	11,119	11,159	11,282	11,214	10,936	11,226	10,891	10,940	10,552	10,691	11,174	11,498	11,224	11,403	11,330	11,777	12,114	12,250	12,520	12,552	12,515	12,518	12,628	12,652	12,512	12,425	12,384	12,287	12,443	12,625	12,716	12,698	12,575	12,632	12,638	12,741	12,554	12,475	12,417	12,200	12,273	12,056	11,828	11,836	11,842	11,807	11,870	11,570	11,545	11,402	11,203	11,200	10,989	10,995	10,880	10,683	10,620	10,705	10,774	10,705	10,703	10,716	10,640	10,720	10,651	10,753	10,879	10,829	10,843	10,836	10,888	10,792	10,745	10,756	10,674	10,592	10,598	10,527	10,506	10,492	10,746	10,829	10,835	10,847	10,779	10,589	10,586	10,546	10,450	10,376	10,235	10,269	10,296	10,294	10,225	10,240	10,169	10,281	10,306	10,343	10,295	10,393	10,179	10,170	10,098	10,000
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	11,846	11,678	11,411	11,304	11,116	11,404	11,300	11,462	11,493	11,069	10,590	10,760	11,040	11,111	11,119	11,159	11,282	11,214	10,936	11,226	10,891	10,940	10,552	10,691	11,174	11,498	11,224	11,403	11,330	11,777	12,114	12,250	12,520	12,552	12,515	12,518	12,628	12,652	12,512	12,425	12,384	12,287	12,443	12,625	12,716	12,698	12,575	12,632	12,638	12,741	12,554	12,475	12,417	12,200	12,273	12,056	11,828	11,836	11,842	11,807	11,870	11,570	11,545	11,402	11,203	11,200	10,989	10,995	10,880	10,683	10,620	10,705	10,774	10,705	10,703	10,716	10,640	10,720	10,651	10,753	10,879	10,829	10,843	10,836	10,888	10,792	10,745	10,756	10,674	10,592	10,598	10,527	10,506	10,492	10,746	10,829	10,835	10,847	10,779	10,589	10,586	10,546	10,450	10,376	10,235	10,269	10,296	10,294	10,225	10,240	10,169	10,281	10,306	10,343	10,295	10,393	10,179	10,170	10,098	10,000
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	$ 11,846	$ 11,678	$ 11,411	$ 11,304	$ 11,116	$ 11,404	$ 11,300	$ 11,462	$ 11,493	$ 11,069	$ 10,590	$ 10,760	$ 11,040	$ 11,111	$ 11,119	$ 11,159	$ 11,282	$ 11,214	$ 10,936	$ 11,226	$ 10,891	$ 10,940	$ 10,552	$ 10,691	$ 11,174	$ 11,498	$ 11,224	$ 11,403	$ 11,330	$ 11,777	$ 12,114	$ 12,250	$ 12,520	$ 12,552	$ 12,515	$ 12,518	$ 12,628	$ 12,652	$ 12,512	$ 12,425	$ 12,384	$ 12,287	$ 12,443	$ 12,625	$ 12,716	$ 12,698	$ 12,575	$ 12,632	$ 12,638	$ 12,741	$ 12,554	$ 12,475	$ 12,417	$ 12,200	$ 12,273	$ 12,056	$ 11,828	$ 11,836	$ 11,842	$ 11,807	$ 11,870	$ 11,570	$ 11,545	$ 11,402	$ 11,203	$ 11,200	$ 10,989	$ 10,995	$ 10,880	$ 10,683	$ 10,620	$ 10,705	$ 10,774	$ 10,705	$ 10,703	$ 10,716	$ 10,640	$ 10,720	$ 10,651	$ 10,753	$ 10,879	$ 10,829	$ 10,843	$ 10,836	$ 10,888	$ 10,792	$ 10,745	$ 10,756	$ 10,674	$ 10,592	$ 10,598	$ 10,527	$ 10,506	$ 10,492	$ 10,746	$ 10,829	$ 10,835	$ 10,847	$ 10,779	$ 10,589	$ 10,586	$ 10,546	$ 10,450	$ 10,376	$ 10,235	$ 10,269	$ 10,296	$ 10,294	$ 10,225	$ 10,240	$ 10,169	$ 10,281	$ 10,306	$ 10,343	$ 10,295	$ 10,393	$ 10,179	$ 10,170	$ 10,098	$ 10,000